Changes in Significant Accounting Policies - Summary of Impact to IFRS 16 on the Measuring Lease Liabilities For Leases That Classified As Operating Leases (Detail)	Jan. 01, 2019
Australia [member] | Bottom of range [member]
Disclosure Of Changes In Sigificant Accounting Policies [line items]
Operating lease payments discounted rate	3.46%
Australia [member] | Top of range [member]
Disclosure Of Changes In Sigificant Accounting Policies [line items]
Operating lease payments discounted rate	6.39%
Ghana [member] | Bottom of range [member]
Disclosure Of Changes In Sigificant Accounting Policies [line items]
Operating lease payments discounted rate	6.83%
Ghana [member] | Top of range [member]
Disclosure Of Changes In Sigificant Accounting Policies [line items]
Operating lease payments discounted rate	7.68%
South Africa [member]
Disclosure Of Changes In Sigificant Accounting Policies [line items]
Operating lease payments discounted rate	9.84%
Peru [member] | Bottom of range [member]
Disclosure Of Changes In Sigificant Accounting Policies [line items]
Operating lease payments discounted rate	4.50%
Peru [member] | Top of range [member]
Disclosure Of Changes In Sigificant Accounting Policies [line items]
Operating lease payments discounted rate	4.76%
Corporate and other [Member] | Bottom of range [member]
Disclosure Of Changes In Sigificant Accounting Policies [line items]
Operating lease payments discounted rate	4.00%
Corporate and other [Member] | Top of range [member]
Disclosure Of Changes In Sigificant Accounting Policies [line items]
Operating lease payments discounted rate	10.25%